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This amendment (check only one): [X] is a restatement
                                 [ ] adds new holding entries

Institutional Investment Manager Filing this report:
Name: TRAFALGAR ASSET MANAGERS LTD
Address: 55 Baker St
London W1U 8EW, United Kingdom

Form 13f - File Number: 028-11791

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person signing this report of the Reporting Manager:

Name: Mr N. Turdean
Title: Compliance Officer
Phone: +44-207-563-9401

Signature, Place and Date of Signing

Nick Turdean
London
November 05, 2009.

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)
[ ] 13f NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion is reported by other reporting manager(s)).
List of other Managers reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

REPORT SUMMARY

NUMBER OF OTHER INCLUDED MANAGERS:	0
FORM 13F INFORMATION TABLE ENTRY TOTAL: 32
FORM 13F INFORMATION TABLE VALUE TOTAL:	$58,772.11
					(thousands)


FORM 13F INFORMATION TABLE

COL1                 COL2  COL3       COL4      COL5  	          COL6 COL7 COL8

ISSUER  	     TITLE CUSIP      VALUE     SHS OR   SH/PUT   INV  OTHR VOT
		     OF						            AUTH
		     CLASS            (X$1000)  PRN AMT  PRN CALL DISC MGRS SOLE


iSH MSCI Brazil Fund ETF   464286400  270.56 	4,000     SH      yes   no  sole
iShares Silver Trust ETF   46428Q109  163.80    10,000    SH      yes   no  sole
SPDR Trust Series 1  ETF   78462F103  2,217.39  21,000    SH      yes   no  sole
Goldcorp Inc	     COM   380956409  222.04    5,500     SH      yes   no  sole
Affiliatd Comp Ser 1 COM   008190100  541.70    10,000    SH      yes   no  sole
Washington Mut Inc   COM   939322103  188.67    770,093   SH      yes   no  sole
FedHome Loan Mrt Com COM   313400301  63.00     35,000    SH      yes   no  sole
iSH Bar TIPS Bnd Fnd ETF   464287176  308.64    3,000     SH      yes   no  sole
SPDR Gold Trust      ETF   78463V107  197.70    2,000     SH      yes   no  sole
Wells Fargo & Co     COM   949746101  225.38    7,998     SH      yes   no  sole
CRNCYSHS CDN Dollar  ETF   23129X105  379.53    4,074     SH      yes   no  sole
ActivIdentidy Corp   COM   00506P103  41.55     15,000    SH      yes   no  sole
Callaway Golf Co     COM   131193104  3,288.29  432,101   SH      yes   no  sole
Moody's Corp         COM   615369105  1,576.28  77,042    SH      yes   no  sole
BHP Billiton PLC     ADR   05545E209  6,832.40  124,000   SH      yes   no  sole
Pepsi Bttlng Grp Inc COM   713409100  6,500.90  178,400   SH      yes   no  sole
Schering-Plough Crp  COM   806605101  3,107.50  110,000   SH      yes   no  sole
Wyeth 	    	     COM   983024100  5,829.60  120,000   SH      yes   no  sole
Novell Inc           COM   670006105  758.60    168,203   SH      yes   no  sole
Inverness Med Innov  COM   46126P106  426.03    11,000    SH      yes   no  sole
CIT Group Inc        COM   125581108  1,376.65  1,137,724 SH      yes   no  sole
Market Vectors-Coal  ETF   57060U837  243.84    8,000     SH      yes   no  sole
MSC.Software Corp    COM   553531104  7,286.35  866,391   SH      yes   no  sole
Odyssey Re HLDG Corp COM   67612W108  11,214.20 173,032   SH      yes   no  sole
Sepracor Inc	     COM   817315104  410.69    17,934    SH      yes   no  sole
Varian Inc   	     COM   922206107  765.90    15,000    SH      yes   no  sole
Ivanhoe Mines Ltd/CA COM   46579N103  2,290.69  179,100   SH      yes   no  sole
Silver Wheaton Corp  COM   828336107  440.65    35,000    SH      yes   no  sole
Fed Nat Mortg Ass    COM   313586109  53.20     35,000    SH      yes   no  sole
SLM Corp	     COM   78442P106  562.44    64,500    SH      yes   no  sole
Take-Two Int Soft    COM   874054109  1,413.58  126,100   SH      yes   no  sole
Oilsands Quest Inc   WRT   678046111  0.4	20,000    SH      yes   no  sole


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